Schedule of Fair Value Significant Unobservable Inputs (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Probabilities of Conversion Provisions [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input			100
Probabilities of Conversion Provisions [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10
Probabilities of Conversion Provisions [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		90
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:TimePeriodToMaturityYears]	[1]	1 year 4 months 28 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EstimatedTimingOfConversionYears]	[1]	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EstimatedTimingOfConversionYears]	[1]	1 year 4 months 28 days
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		6.1	7.3

[1]	The Merger occurred on September 22, 2023, at which point the convertible notes converted into Common Stock. As such, the timing of the conversion was September 22, 2023 and the time period to maturity was no longer relevant as the notes converted.